Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Clinical trial related costs	$ 72,721	$ 40,986
Personnel compensation and related costs	41,056	29,356
Other research and development expenses	9,273	3,632
Research and development expenses	$ 123,050	$ 73,974